Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and related liabilities	$ 1,211,212	$ 1,263,539	$ 1,173,889
Accrued legal	37,996	37,997	37,997
Accrued interest	23,527	17,494	681
Deferred revenue and customer deposits	44,544	24,471	19,530
Other accrued expenses	120,591	103,221	76,186
Accrued expenses	$ 1,437,870	$ 1,446,722	$ 1,308,283